Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, authorized	60,000,000	60,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized	300,000,000	300,000,000
Common stock, issued	7,332,999	2,863,812
Common stock, outstanding	7,332,999	2,863,812
Series A-1 Preferred Stock
Preferred stock, par value ( in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	24,000,000	24,000,000
Preferred stock, issued	0	21,822,301
Preferred stock, outstanding	0	21,822,301
Series B Preferred Stock
Preferred stock, par value ( in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	16,500,000	14,130,435
Preferred stock, issued	0	9,869,659
Preferred stock, outstanding	0	9,869,659
Preferred Stock
Preferred stock, par value ( in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	19,500,000	21,869,565
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0